Debt (Recourse Debt Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Debt Instrument [Line Items]
Borrowings under the revolving credit facilities		$ 5,424	$ 2,802	$ 2,420
Repayments of Lines of Credit		4,687	2,420	2,479
Gain (Loss) on Extinguishment of Debt		(15)	(78)	(186)
Recourse Debt Total		$ 3,894	3,754
Senior Notes [Member] | Revolving Credit Facility due 2026 | Corporate and Other
Debt Instrument [Line Items]
Debt face amount					$ 1,250
Senior Notes [Member] | 1.375% Senior Notes Due 2026 | Corporate and Other
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 798
Senior Notes [Member] | 1.375% Senior Notes Due 2026 | Corporate and Other | Secured Debt [Member]
Debt Instrument [Line Items]
Stated interest rate	1.375%
Debt face amount	$ 800
Senior Notes [Member] | 1.375% Senior Notes Due 2026 | Corporate and Other | Unsecured Debt [Member]
Debt Instrument [Line Items]
Stated interest rate	1.375%
Debt face amount	$ 800
Senior Notes [Member] | 2.45% Senior Notes Due 2031 | Corporate and Other
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 997
Senior Notes [Member] | 2.45% Senior Notes Due 2031 | Corporate and Other | Secured Debt [Member]
Debt Instrument [Line Items]
Stated interest rate	2.45%
Debt face amount	$ 1,000
Senior Notes [Member] | 2.45% Senior Notes Due 2031 | Corporate and Other | Unsecured Debt [Member]
Debt Instrument [Line Items]
Stated interest rate	2.45%
Debt face amount	$ 1,000
Senior Notes [Member] | Revolving Credit Facility due 2027 | Corporate and Other
Debt Instrument [Line Items]
Debt face amount					1,500
Senior Notes [Member] | 200 Million Term Loan due September 2024 | Corporate and Other
Debt Instrument [Line Items]
Debt face amount					200
Senior Notes [Member] | 200 Million Term Loan due September 2024 Amount Borrowed | Corporate and Other
Debt Instrument [Line Items]
Debt face amount					$ 200
Recourse Debt
Debt Instrument [Line Items]
Percentage of capital stock of foreign subsidiaries securing obligations		65.00%
Maximum ratio of debt to cash flow		5.75
Parent Company [Member]
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt		$ 0	0	$ (146)
Recourse Debt Total		$ 3,894
Parent Company [Member] | Recourse Debt | 3.30% Senior Notes Due 2025
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		3.30%
Recourse Debt Total		$ 900	900
Parent Company [Member] | Recourse Debt | 3.95% Senior Notes Due 2030
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		3.95%
Recourse Debt Total		$ 700	700
Parent Company [Member] | Recourse Debt | 1.375% Senior Notes Due 2026
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		1.375%
Recourse Debt Total		$ 800	800
Parent Company [Member] | Recourse Debt | 2.45% Senior Notes Due 2031
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		2.45%
Recourse Debt Total		$ 1,000	$ 1,000
Parent Company [Member] | Recourse Debt | Revolving Credit Facility due 2027 | Revolving Facility 2027
Debt Instrument [Line Items]
Recourse Debt Total		$ 325